Derivative instruments (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Derivative Instruments
As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2024		2023
	Assets	Liabilities	Assets	Liabilities
Trading (Note 2)	$33,485	$39,847	$30,807	$40,609
ALM (Note 2) (1)	2,950	807	2,436	681
	$36,435	$40,654	$33,243	$41,290

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.

Summary of Notional Amounts
The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2024		2023
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM
Interest rate derivatives
Over-the-counter
Forward rate agreements	$9,357	$118	$–	$9,475	$9,420	$55	$8,802	$1,246
Centrally cleared forward rate agreements	85,320	3,379	–	88,699	88,699	–	88,710	–
Swap contracts	44,245	154,361	93,414	292,020	273,138	18,882	264,672	16,365
Centrally cleared swap contracts	2,213,143	2,338,530	1,175,370	5,727,043	4,805,504	921,539	4,395,595	735,655
Purchased options	38,488	9,575	353	48,416	47,772	644	29,906	864
Written options	43,354	9,791	1,087	54,232	54,189	43	29,005	88
	2,433,907	2,515,754	1,270,224	6,219,885	5,278,722	941,163	4,816,690	754,218
Exchange-traded
Futures contracts	13,516	2,602	–	16,118	16,112	6	43,600	30
Purchased options	1,069	–	–	1,069	1,069	–	1,502	–
Written options	4,069	–	–	4,069	4,069	–	2	–
	18,654	2,602	–	21,256	21,250	6	45,104	30
Total interest rate derivatives	2,452,561	2,518,356	1,270,224	6,241,141	5,299,972	941,169	4,861,794	754,248
Foreign exchange derivatives
Over-the-counter
Forward contracts	844,731	20,484	714	865,929	851,206	14,723	636,536	8,007
Swap contracts	191,480	288,812	159,178	639,470	567,930	71,540	516,001	74,788
Purchased options	70,395	1,763	22	72,180	72,180	–	35,005	21
Written options	81,633	1,429	–	83,062	82,384	678	41,981	1,072
	1,188,239	312,488	159,914	1,660,641	1,573,700	86,941	1,229,523	83,888
Exchange-traded
Futures contracts	352	–	–	352	352	–	64	–
Purchased options	67	–	–	67	67	–	185	–
Written options	292	–	–	292	292	–	289	–
	711	–	–	711	711	–	538	–
Total foreign exchange derivatives	1,188,950	312,488	159,914	1,661,352	1,574,411	86,941	1,230,061	83,888
Credit derivatives
Over-the-counter
Credit default swap contracts – protection purchased	1,411	1,073	317	2,801	2,782	19	1,854	19
Centrally cleared credit default swap contracts – protection purchased	49	2,393	629	3,071	3,071	–	748	–
Credit default swap contracts – protection sold	314	497	125	936	936	–	1,736	–
Centrally cleared credit default swap contracts – protection sold	43	1,277	423	1,743	1,743	–	1,263	–
Total credit derivatives	1,817	5,240	1,494	8,551	8,532	19	5,601	19
Equity derivatives
Over-the-counter	103,002	62,227	1,093	166,322	163,965	2,357	166,539	1,380
Exchange-traded	121,217	37,254	870	159,341	159,341	–	121,614	–
Total equity derivatives	224,219	99,481	1,963	325,663	323,306	2,357	288,153	1,380
Precious metal and other commodity derivatives
Over-the-counter	55,798	26,678	1,011	83,487	83,474	13	62,400	2
Centrally cleared commodity derivatives	118	218	–	336	336	–	469	–
Exchange-traded	22,830	9,080	184	32,094	32,094	–	31,590	–
Total precious metal and other commodity derivatives	78,746	35,976	1,195	115,917	115,904	13	94,459	2
Total notional amount of which:	$3,946,293	$2,971,541	$1,434,790	$8,352,624	$7,322,125	$1,030,499	$6,480,068	$839,537
Over-the-counter (1)	3,782,881	2,922,605	1,433,736	8,139,222	7,108,729	1,030,493	6,281,222	839,507
Exchange-traded	163,412	48,936	1,054	213,402	213,396	6	198,846	30

(1)
For OTC derivatives that are not centrally cleared, $2,152.6 billion (2023: $1,757.1 billion) are with counterparties that have two-way collateral posting arrangements, $55.6 billion (202
3
: $44.6 billion) are with counterparties that have one-way collateral posting arrangements, and $110.1 billion (202
3
: $96.6 billion) are with counterparties that have no collateral posting arrangements. Counterparties with whom we have more than insignificant OTC derivative portfolios and one-way collateral posting arrangements are either sovereign entities or supra national financial institutions.

Summary of Credit Exposure Arising from Derivatives

$ millions, as at October 31					2024					2023
	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$2	$1	$3	$31	$15	$1	$–	$1	$7	$2
Swap contracts	1,070	131	1,201	3,016	710	1,152	36	1,188	2,540	656
Purchased options	22	1	23	68	24	5	–	5	29	14
Written options	2	1	3	20	6	1	–	1	18	7
	1,096	134	1,230	3,135	755	1,159	36	1,195	2,594	679
Exchange-traded	2	–	2	35	1	1	–	1	78	2
	1,098	134	1,232	3,170	756	1,160	36	1,196	2,672	681
Foreign exchange derivatives
Over-the-counter
Forward contracts	1,923	308	2,231	5,985	2,010	1,551	369	1,920	5,123	1,753
Swap contracts	326	512	838	2,818	482	413	499	912	2,885	794
Purchased options	183	–	183	498	171	202	–	202	495	227
Written options	19	–	19	165	52	31	–	31	162	58
	2,451	820	3,271	9,466	2,715	2,197	868	3,065	8,665	2,832
Exchange-traded	–	–	–	499	20	–	–	–	585	23
	2,451	820	3,271	9,965	2,735	2,197	868	3,065	9,250	2,855
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	2	–	2	121	14	2	4	6	105	18
– protection sold	–	–	–	18	4	10	–	10	34	15
	2	–	2	139	18	12	4	16	139	33
Equity derivatives
Over-the-counter	365	59	424	4,179	1,048	385	10	395	3,972	952
Exchange-traded	1,364	–	1,364	5,502	161	351	–	351	3,147	103
	1,729	59	1,788	9,681	1,209	736	10	746	7,119	1,055
Precious metal and other commodity derivatives
Over-the-counter	1,165	30	1,195	2,406	956	1,553	–	1,553	2,763	1,205
Exchange-traded	83	–	83	1,930	77	13	–	13	2,069	83
	1,248	30	1,278	4,336	1,033	1,566	–	1,566	4,832	1,288
RWA related to non-trade exposures to central counterparties					414					337
RWA related to CVA capital charge (3)					3,381					5,949
Total derivatives	$6,528	$1,043	$7,571	$27,291	$9,546	$5,671	$918	$6,589	$24,012	$12,198

(1)	Current replacement cost reflects the current mark-to-market (MTM) value of derivatives offset by eligible financial collateral, where present.
(2)
Under IMM, expected effective positive exposure (EEPE) is used, which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under
SA-CCR
is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.

(3)	2024 reflects the implementation of Basel III reforms related to market risk and CVA.

Summary of Detailed Information About Credit Risk
The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2024				2023
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$1,389	$1,826	$1,102	$4,317	$1,509	$1,029	$651	$3,189
Governments	796	–	54	850	829	–	51	880
Corporate	1,524	409	471	2,404	853	1,168	499	2,520
Total derivative instruments	$3,709	$2,235	$1,627	$7,571	$3,191	$2,197	$1,201	$6,589